Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,229	$ 1,654
Accounts receivable, net of allowance of $59 and $93	1,845	1,742
Inventory	2,864	2,223
Prepaid expenses and other current assets	242	264
Total current assets	6,180	5,883
Fixed assets, net of accumulated depreciation of $1,815 and $1,787	403	497
Other assets	629	640
Total assets	7,212	7,020
Current liabilities:
Accounts payable	1,578	885
Accrued expenses	673	767
Taxes payable	52	45
Deferred rent, current portion	31	30
Capital lease, current portion	12	24
Total current liabilities	2,346	1,751
Capital lease obligations, less current portion	26	58
Long term liabilities - other	419	427
Shareholders’ equity:
Authorized — 100,000,000; issued and outstanding shares — 38,530,416 and 38,530,416 shares, respectively	52,867	52,867
Additional paid-in capital	7,658	7,590
Accumulated other comprehensive income	419	451
Accumulated deficit	(56,523)	(56,124)
Total shareholders’ equity	4,421	4,784
Liabilities and Equity	$ 7,212	$ 7,020